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State Street Corp.
P.O. Box 5049
Boston, MA 02206-5049

November 5, 2003

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:     Office of Filings, Information & Consumer Service

Re:  Munder Series Trust ("Trust") (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses dated October 31, 2003 for:

     1.   Class A, B, C, K, R & Y Shares of the Munder Balanced Fund;
     2.   Class A, B, C, K & Y Shares of the Munder Bond Fund;
     3.   Class A, B, C, K & Y Shares of the Munder Cash Investment Fund;
     4.   Class A, B, C, K & Y Shares of the Munder Emerging Markets Fund;
     5.   Class A, B, C, K & Y Shares of the Munder Future Technology Fund;
     6.   Class A, B, K, R & Y Shares of the Munder Index 500 Fund;
     7.   Class A, B, C, K & Y Shares of the Munder Intermediate Bond Fund;
     8.   Class A, B, C, K & Y Shares of the Munder International Bond Fund;
     9.   Class A, B, C, K & Y Shares of the Munder International Equity Fund;
     10.  Class A, B, C, K & Y Shares of the Munder International Growth Fund;
     11.  Class A, B, C, K & Y Shares of the Munder Large-Cap Value Fund;
     12.  Class A, B, C, K & Y Shares of the Munder Michigan Tax-Free Bond Fund;
     13.  Class A, B, C, K, R & Y Shares of the Munder Micro-Cap Equity Fund;
     14.  Class A, B, C, K, R & Y Shares of the Munder MidCap Select Fund;
     15.  Class A, B, C, K & Y Shares of the Munder Multi-Season Growth Fund;
     16.  Class A, B, C, K, R & Y Shares of the Munder NetNet Fund;
     17.  Class A, B, C, K & Y Shares of the Munder Power Plus Fund;
     18. Class A, B, C, K & Y Shares of the Munder Real Estate Equity Investment Fund;
     19.  Class A, B, C, K, R & Y Shares of the Munder Small-Cap Value Fund;
     20.  Class A, B, C, K & Y Shares of the Munder Small Company Growth Fund;
     21.  Class A, B, C, K & Y Shares of the Munder Tax-Free Bond Fund;
     22.  Class A, K & Y Shares of the Munder Tax-Free Money Market Fund;
     23. Class A, B, C, K & Y Shares of the Munder Tax-Free Short & Intermediate Bond Fund; and
     24.  Class A, B, C, K, R & Y Shares of the Munder U.S. Government Income
          Fund;

do not differ from those contained in Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A that was filed electronically via EDGAR on October 28, 2003 (Accession # 0001193125-03-068446).

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes
---------------------
Francine S. Hayes
Counsel

cc:  S. Shenkenberg
     J. Kanter